Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Non-cash compensation expense	$ 59,560	$ 712